Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Supplement dated May 12, 2025
to the

Buffalo Funds®
Prospectus dated July 29, 2024, as previously supplemented

BUFFALO BLUE CHIP GROWTH FUND Investor Class: (BUFEX) Institutional Class: (BUIEX)	BUFFALO HIGH YIELD FUND Investor Class: (BUFHX) Institutional Class: (BUIHX)
BUFFALO EARLY STAGE GROWTH FUND Investor Class: (BUFOX) Institutional Class: (BUIOX)	BUFFALO INTERNATIONAL FUND Investor Class: (BUFIX) Institutional Class: (BUIIX)
BUFFALO FLEXIBLE ALLOCATION FUND Investor Class: (BUFBX) Institutional Class: (BUIBX)	BUFFALO MID CAP DISCOVERY FUND Investor Class: (BUFTX) Institutional Class: (BUITX)
BUFFALO GROWTH FUND Investor Class: (BUFGX) Institutional Class: (BIIGX)	BUFFALO MID CAP GROWTH FUND Investor Class: (BUFMX) Institutional Class: (BUIMX)
BUFFALO GROWTH & INCOME FUND Investor Class: (BUFDX) Institutional Class: (BUIDX)	BUFFALO SMALL CAP GROWTH FUND Investor Class: (BUFSX) Institutional Class: (BUISX)
Effective June 30, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
Buffalo Funds
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Buffalo Funds
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this Supplement with your Prospectus for reference.